Capital Stock (Detail) - ARS ($)					12 Months Ended
	Feb. 13, 2025	Feb. 12, 2025	Dec. 06, 2024	Dec. 05, 2024	Dec. 31, 2025	Dec. 31, 2024	Oct. 17, 2024	Aug. 20, 2024
Disclosure of Capital Stock [line items]
Par value per share (in dollars per share)	$ 1			$ 1			$ 1	$ 1
Capital increase	$ 126,894,647,000	$ 100,962,767,000	$ 896,109,444,000	$ 681,199,458	$ 126,047,404,000	$ 894,821,243,000
Expenses related to the capital increase	$ 847,243,000	$ 674,103,000	$ 1,288,201,000	$ 979,257
Class B ordinary shares
Disclosure of Capital Stock [line items]
Number of shares authorised (in shares)							115,582,280	115,582,280
Number of shares issued (in shares)	17,740,028			113,821,610
Number of additional shares authorised (in shares)								162,035,894